FIXED ASSETS	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Property, Plant and Equipment [Abstract]
FIXED ASSETS

4. FIXED ASSETS

The carrying basis and accumulated depreciation of fixed assets at September 30, 2023 and 2022 is as follows:

	Useful Lives	September 30, 2023	September 30, 2022
Furniture and fixtures	7 years	$15,017	$13,978
Computer and equipment	5 years	8,782	1,748
Software	3 years	26,128	22,145
Less depreciation and amortization		(3,446)	(214)
Total fixed assets, net		$46,481	37,657

The Company recorded depreciation expense of $698 and $214 for the periods ended September 30, 2023, and 2022, respectively.

4. FIXED ASSETS

The carrying basis and accumulated depreciation of fixed assets at June 30, 2023 and 2022 is as follows:

	Useful Lives	June 30, 2023	June 30, 2022
Furniture and fixtures	7 years	$15,017	$0
Computer and equipment	5 years	5,631	0
Machinery	5 years	5,000	0
Software	3 years	26,127	22,145
Less depreciation and amortization		(2,747)	0
Total fixed assets, net		$49,028	22,145